INCOME TAXES (Schedule of Components of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Deferred tax benefit	$ (432)	$ (321)	$ (774)
Current taxes	376	112	375
Income tax expense (benefit), total	(56)	(209)	(399)
Domestic	(6)	201	218
Foreign	(50)	(410)	(617)
Domestic taxes:
Current	(6)	201	218
Deferred
Total federal taxes	(6)	201	218
Foreign taxes - US:
Current	382	(89)	157
Deferred	(432)	(321)	(774)
Total foreign taxes	(50)	(410)	(617)
Taxes on income	$ (56)	$ (209)	$ (399)